Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2023	$ 164,816	$ 8,807	$ 1,700	$ (121,423)	$ 53,900	$ 7,156	$ 61,056
Beginning balance, shares at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 702	(692)			10		10
Shares issued for share-based payments, shares	1,610,306
Share-based compensation expense (Note 14)		1,340			1,340		1,340
Witholding tax impact on share-based payments		(367)			(367)		(367)
Net (loss) income for the period				114	114	1,768	1,882
Ending balance, value at Feb. 29, 2024	$ 165,518	9,088	1,700	(121,309)	54,997	8,924	63,921
Ending balance, shares at Feb. 29, 2024	279,235,623
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 427	(429)			(2)		(2)
Shares issued for share-based payments, shares	955,113
Share-based compensation expense (Note 14)		678			678		678
Witholding tax impact on share-based payments		(186)			(186)		(186)
Net (loss) income for the period				(584)	(584)	2,212	1,628
Ending balance, value at Aug. 31, 2024	$ 165,945	9,151	1,700	(121,893)	54,903	11,136	66,039
Ending balance, shares at Aug. 31, 2024	280,190,736
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 802	(802)
Shares issued for share-based payments, shares	1,909,928
Share-based compensation expense (Note 14)		1,513			1,513		1,513
Witholding tax impact on share-based payments		(219)			(219)		(219)
Net (loss) income for the period				(1,540)	(1,540)	1,736	196
Ending balance, value at Feb. 28, 2025	$ 166,747	$ 9,643	$ 1,700	$ (123,433)	$ 54,657	$ 12,872	$ 67,529
Ending balance, shares at Feb. 28, 2025	282,100,664